PATENTS, NET (Details Narrative) - Patents [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Amortized period	20 years		20 years
Filing fee			$ 76,500
Amortization expense	$ 302	$ 159	$ 812	$ 287